Trade Accounts and Notes Receivable - Summary of Trade Accounts and Notes Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current
Current trade accounts and notes receivable	₩ 8,110,239	₩ 9,070,031
Non-current
Non-current trade accounts and notes receivable	86,423	198,785
Gross amount [member]
Current
Trade accounts and notes receivable	7,468,622	8,352,968
Finance lease receivables	41,841	221
Unbilled due from customers for contract work	941,793	1,128,116
Non-current
Trade accounts and notes receivable	131,010	209,310
Finance lease receivables	46	43,725
Allowance for credit losses [member]
Current
Less: Allowance for doubtful accounts	(342,017)	(411,274)
Non-current
Less: Allowance for doubtful accounts	₩ (44,633)	₩ (54,250)